Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property And Equipment [Abstract]
Schedule Of Carrying Value Of Property Plant And Equipment

	December 31,
	2011	2012
Cost:
Office furniture and equipment	$2,698	$2,683
Computers and electronic equipment	17,866	18,204
Leasehold improvements	3,432	3,204

	23,996	24,091
Accumulated depreciation:
Office furniture and equipment	1,407	1,615
Computers and manufacturing equipment	15,303	16,520
Leasehold improvements	2,460	2,518

	19,170	20,653

Depreciated cost	$4,826	$3,438